Capital Stock - 2013 Lincoln Park Capital Fund, LLC Stock Purchase Agreement - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Dec. 11, 2013	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014
Class of Stock [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,500,000	3,333,333			5,000,000	10,125,000
Closing price of common stock									$ 0.21				$ 0.21
Proceeds from issuance of common stock	$ 400	$ 600	$ 550	$ 500		$ 2,377	$ 1,000	$ 2,025			$ 1,104	$ 3,649	$ 6,538
Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Potential number of shares of common stock to be sold										10,133,334		10,133,334
Number of shares of common stock sold										$ 8,412		$ 8,412
Lincoln Park Capital Fund, LLC [Member]
Class of Stock [Line Items]
Number of shares of common stock sold										9,866,666			9,866,666
Common stock sold										$ 1,838,000			$ 1,838
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Potential common stock value to be sold					$ 10,250				$ 10,250				$ 10,250
Number of shares of common stock sold					1,666,666					0		8,200,000	1,666,666
Common stock sold					$ 250							$ 1,588
Cash fee paid for commitment to purchase additional shares					$ 155
Proceeds from issuance of common stock												$ 1,588	$ 250
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member] | Limit One [Member]
Class of Stock [Line Items]
Common shares authorized to purchase										200,000				200,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member] | Limit Two [Member]
Class of Stock [Line Items]
Common shares authorized to purchase										300,000				300,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member] | Limit Three [Member]
Class of Stock [Line Items]
Common shares authorized to purchase										400,000				400,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member] | Minimum [Member]
Class of Stock [Line Items]
Closing price of common stock										$ 0.05				$ 0.05
Common stock value under stock purchase agreement										$ 500				$ 500